ACCOUNTS RECEIVABLE, NET - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 27,389,306	$ 21,545,104
Allowance for doubtful accounts	(2,240,227)	(8,159,597)
Total accounts receivable, net	$ 25,149,079	$ 13,385,507